Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (17,308,000)	$ (1,173,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation expense	7,000	6,000
Stock-based compensation	975,000	874,000
Amortization of right-of-use assets	530,000	377,000
Issuance of shares for transaction costs	1,800,000
Commitment to issue shares for transaction costs	2,550,000
Change in fair value of warrant liabilities	(1,004,000)	(50,000)
Transaction costs allocated to warrant liabilities	8,342,000
Accounts receivable	982,000	(317,000)
Inventory	(220,000)
Unbilled revenue	491,000	(1,502,000)
Prepaid expenses	(469,000)	753,000
Other assets	(197,000)	(188,000)
Accounts payable	(554,000)	886,000
Accrued expenses	1,225,000	(76,000)
Deferred revenue	795,000
Lease liabilities	(468,000)	(453,000)
Net cash used in operating activities	(10,865,000)	(863,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock for Equity Raise	3,351,000
Cash received in Business Combination	660,000
Payments for notes payable	(288,000)	(651,000)
Stock option exercises	316,000
Net cash provided by (used in) financing activities	4,039,000	(651,000)
Net decrease in cash	(6,826,000)	(1,514,000)
Cash	14,174,000	16,121,000	$ 16,121,000
Cash	7,348,000	14,607,000	14,174,000	$ 16,121,000
Supplemental cash flow information:
Cash paid for interest	6,000	19,000
Cash paid for taxes	114,000	53,000
Recognition of Right-of-use assets and related lease liabilities upon adoption of ASC 842		624,000
Recognition of Right-of-use assets and related lease liabilities upon lease amendment	483,000
Issuance of common stock for net liabilities upon Business Combination	3,034,000
Prepaid asset acquired, net of cancellation, for debt and accounts payable	955,000	376,000
Issuance of common stock to settle accounts payable	150,000
Rosecliff Acquisition Corp I [Member]
Cash Flows from Operating Activities:
Net loss			11,039,074	(2,148,278)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liabilities			(9,748,442)	(1,683,358)
Transaction costs allocated to warrant liabilities				438,283
Interest earned on investments held in Trust Account			(3,155,965)	(27,240)
Prepaid expenses			159,550	(313,125)
Accrued expenses			443,496	2,908,125
Accrued offering costs			(12,000)
Income taxes payable			255,297
Net cash used in operating activities			(1,018,990)	(825,593)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes			1,034,596
Cash withdrawn from Trust Account in connection with redemptions			250,522,502
Investment of cash in Trust Account				(253,000,000)
Net cash provided by (used in) investing activities			251,557,098	(253,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid				247,940,000
Proceeds from sale of Private Placements Warrants				7,060,000
Proceeds from promissory note – related party				109,152
Repayments of promissory note – related party				(133,000)
Payment of offering costs				(381,127)
Redemptions of common stock			(250,522,502)
Net cash provided by (used in) financing activities			(250,522,502)	254,595,025
Net decrease in cash			15,606	769,432
Cash	$ 785,038	$ 769,432	769,432
Cash			785,038	769,432
Supplemental cash flow information:
Offering costs included in accrued offering costs				12,000
Income taxes paid			359,000
Payment of accrued expenses through promissory note				16,152
Deferred underwriting fee payable				$ 8,855,000